Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2023
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]	Overview of financial assets subject to impairment Dec 31, 2023 Dec 31, 2022 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost¹ Gross carrying amount 692,091 55,704 12,799 806 761,400 729,021 45,335 11,379 1,041 786,776 Allowance for credit losses² 447 680 3,960 198 5,285 533 626 3,656 180 4,995 of which Loans Gross carrying amount 418,311 52,834 12,576 806 484,527 440,556 43,711 10,686 1,027 495,979 Allowance for credit losses² 424 673 3,874 198 5,170 507 619 3,491 174 4,790 Fair value through OCI Fair value 34,424 1,076 46 0 35,546 31,123 482 70 0 31,675 Allowance for credit losses 13 13 22 0 48 14 12 43 0 69 Off-balance sheet Notional amount 292,747 23,778 2,282 8 318,814 296,062 18,478 2,625 8 317,173 Allowance for credit losses³ 117 88 187 0 393 144 97 310 0 551 1 Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets 2 Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2023 and € 14 million as of December 31, 2022 3 Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2023 and € 9 million as of December 31, 2022
Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]	Development of exposures in the current reporting period Dec 31, 2023 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 729,021 45,335 11,379 1,041 786,776 Movements in financial assets including new business and credit extensions 15,413 10,074 2,498 99 28,084 Transfers due to changes in creditworthiness (4,513) 3,111 1,402 - 0 Changes due to modifications that did not result inderecognition 0 8 (40) 0 (32) Changes in models Financial assets that have been derecognized during the period (41,331) (2,182) (2,397) (315) (46,226) Recovery of written off amounts 0 0 93 0 93 Foreign exchange and other changes (6,499) (641) (136) (18) (7,295) Balance, end of reporting period 692,091 55,704 12,799 806 761,400 Development of exposures in the previous reporting period Dec 31, 2022 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 711,021 40,653 11,326 1,297 764,298 Movements in financial assets including new business and credit extensions 113,427 5,554 923 (1) 119,902 Transfers due to changes in creditworthiness (2,101) 666 1,435 0 0 Changes due to modifications that did not result inderecognition 0 (0) (6) 0 (6) Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period (103,660) (2,177) (2,583) (258) (108,679) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 10,334 639 216 0 11,189 Balance, end of reporting period 729,021 45,335 11,379 1,041 786,776
Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]	Development of allowance for credit losses in the current reporting period Dec 31, 2023 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 533 626 3,656 180 4,995 Movements in financial assets including new business and credit extensions (195) 294 1,647 32 1,778 Transfers due to changes in creditworthiness 170 (150) (20) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (57)- (53) 0 0 (110) Financial assets that have been derecognized during the period³ 0 0 (1,145) (52) (1,197) Recovery of written off amounts 0 0 93 0 93 Foreign exchange and other changes (3) (38) (271) 38 (273) Balance, end of reporting period 447 680 3,960 198 5,285 Provision for Credit Losses excluding country risk¹ (83) 92 1,627 32 1,668 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022 Dec 31, 2022 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business and credit extensions (32) 204 887 22 1,081 Transfers due to changes in creditworthiness 122 (121) (0) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (1,014) (28) (1,043) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 2 12 (25) 1 (10) Balance, end of reporting period 533 626 3,656 180 4,995 Provision for Credit Losses excluding country risk¹ 90 82 886 22 1,081 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
Financial Assets at amortized cost by business division [text block table]
Financial assets at amortized cost by business division
	Dec 31, 2023
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	105,812	13,706	2,812	0	122,329	67	110	876	0	1,053
Investment Bank	150,562	13,309	3,127	806	167,804	119	108	536	198	962
Private Bank	233,744	26,815	6,400	0	266,960	249	445	2,497	0	3,191
Asset Management	1,224	8	0	0	1,232	(0)	0	0	0	(0)
Corporate & Other	200,749	1,866	460	0	203,075	11	16	51	0	79
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2022
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	114,983	11,030	2,879	0	128,892	91	99	963	0	1,153
Investment Bank	164,443	10,288	2,375	1,041	178,147	145	89	491	180	904
Private Bank	243,896	22,609	5,870	0	272,375	283	433	2,167	0	2,883
Asset Management	1,861	49	0	0	1,910	0	0	0	0	0
Corporate & Other²	203,838	1,359	255	0	205,453	14	5	35	0	54
Total	729,021	45,335	11,379	1,041	786,776	533	626	3,656	180	4,995

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
[2] Prior year’s comparatives aligned to presentation in the current year

Financial Assets at amortized cost by industry sector [text block table]	Financial assets at amortized cost by industry sector The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 288 77 20 0 384 0 1 4 (0) 6 Mining and quarrying 2,538 277 8 0 2,823 2 3 4 0 9 Manufacturing 23,474 4,061 1,445 44 29,024 27 48 456 2 533 Electricity, gas, steam and air conditioning supply 4,253 206 73 0 4,532 3 3 16 0 23 Water supply, sewerage, waste management and remediation activities 491 21 5 0 517 1 0 3 0 5 Construction 3,248 893 213 60 4,414 5 9 80 12 107 Wholesale and retail trade, repair of motor vehicles and motorcycles 17,237 3,407 698 25 21,366 16 31 351 3 402 Transport and storage 4,083 1,075 165 24 5,346 6 10 30 (0) 46 Accommodation and food service activities 1,471 320 76 3 1,869 2 3 26 (0) 31 Information and communication 7,398 814 89 0 8,302 10 11 28 0 49 Financial and insurance activities 342,352 12,189 1,691 351 356,583 96 90 491 92 769 Real estate activities 37,907 8,954 2,630 185 49,675 19 49 321 75 464 Professional, scientific and technical activities 5,887 918 179 1 6,985 6 12 75 1 94 Administrative and support service activities 7,980 1,107 351 24 9,463 7 11 114 9 141 Public administration and defense, compulsory social security 26,536 489 742 0 27,767 15 1 28 0 45 Education 226 46 11 0 283 0 1 2 0 3 Human health services and social work activities 3,986 482 34 0 4,503 5 7 14 0 25 Arts, entertainment and recreation 769 229 31 1 1,030 1 5 3 0 10 Other service activities 8,436 648 225 86 9,395 11 6 119 6 143 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 193,318 19,492 4,113 3 216,927 212 379 1,792 (2) 2,381 Activities of extraterritorial organizations and bodies 213 0 0 0 213 0 0 0 0 0 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285 Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 425 76 23 0 525 1 1 8 0 10 Mining and quarrying 2,227 137 70 0 2,434 4 5 23 0 32 Manufacturing 25,151 4,670 1,163 84 31,068 35 64 519 3 620 Electricity, gas, steam and air conditioning supply 6,226 563 51 0 6,839 4 5 33 0 42 Water supply, sewerage, waste management and remediation activities 624 63 39 0 726 1 1 6 0 8 Construction 3,453 540 203 87 4,282 5 9 91 10 115 Wholesale and retail trade, repair of motor vehicles and motorcycles 18,710 2,530 733 31 22,004 20 30 383 3 437 Transport and storage 5,233 642 225 28 6,127 9 8 65 (0) 83 Accommodation and food service activities 1,385 466 112 6 1,969 2 5 59 1 67 Information and communication 7,096 614 127 17 7,854 14 13 94 0 122 Financial and insurance activities 356,491 8,991 1,999 402 367,883 129 73 472 46 720 Real estate activities 41,450 6,345 896 238 48,929 30 22 116 71 239 Professional, scientific and technical activities 6,147 721 218 1 7,087 6 9 104 0 119 Administrative and support service activities 8,429 1,003 383 18 9,833 9 13 94 6 121 Public administration and defense, compulsory social security 30,984 418 923 0 32,325 15 0 17 0 33 Education 205 41 4 0 251 0 1 2 0 3 Human health services and social work activities 4,188 351 83 0 4,622 8 12 12 0 32 Arts, entertainment and recreation 922 185 28 1 1,137 1 5 2 0 9 Other service activities 7,198 818 226 123 8,365 10 6 133 25 174 Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use 202,435 16,160 3,874 6 222,475 229 343 1,423 15 2,010 Activities of extraterritorial organizations and bodies 41 0 0 0 41 0 0 0 0 0 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995
Financial Assets at amortized cost by region [text block table]	Financial assets at amortized cost by region Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 297,495 21,499 3,653 0 322,648 214 390 1,936 (4) 2,537 Western Europe(excluding Germany) 134,375 15,228 3,410 560 153,573 116 179 1,076 194 1,564 Eastern Europe 8,768 1,058 396 0 10,221 4 11 47 0 62 North America 175,011 12,133 3,442 89 190,674 51 74 445 12 582 Central and South America 3,936 261 80 5 4,282 2 1 16 0 19 Asia/Pacific 52,290 5,031 909 92 58,322 28 23 317 1 370 Africa 4,099 187 717 0 5,003 8 1 30 0 39 Other 16,116 307 192 62 16,677 23 0 94 (5) 113 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285 Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 324,716 19,904 3,689 0 348,310 201 333 1,619 13 2,166 Western Europe(excluding Germany) 141,935 9,828 3,171 712 155,646 178 194 1,224 162 1,758 Eastern Europe 8,050 1,174 386 0 9,609 3 7 97 0 107 North America 173,084 10,504 1,628 149 185,366 81 55 289 5 431 Central and South America 4,525 253 82 5 4,865 6 2 5 0 12 Asia/Pacific 58,621 2,967 1,475 112 63,174 40 28 330 3 400 Africa 3,144 177 843 0 4,164 8 0 7 0 15 Other 14,946 527 105 63 15,642 16 6 86 (4) 105 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995
Financial Assets at amortized cost by rating class [text block table]	Financial assets at amortized cost by rating class Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 244,750 518 0 0 245,268 2 0 0 0 3 iA 101,538 2,359 0 9 103,907 8 1 0 0 9 iBBB 186,168 8,446 0 0 194,614 66 16 0 0 82 iBB 128,493 18,153 0 0 146,646 173 78 0 0 251 iB 28,531 20,040 0 0 48,571 165 294 0 0 459 iCCC and below 2,611 6,188 12,799 797 22,395 32 290 3,960 198 4,481 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285 Dec 31, 2022 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 251,598 228 0 0 251,826 3 0 0 0 3 iA 106,548 580 0 14 107,142 9 1 0 0 10 iBBB 172,643 6,246 0 0 178,889 63 21 0 0 84 iBB 159,538 14,891 0 0 174,429 212 91 0 0 302 iB 35,626 17,717 0 14 53,358 218 276 0 6 501 iCCC and below 3,068 5,672 11,379 1,013 21,132 28 237 3,656 174 4,095 Total 729,021 45,335 11,379 1,041 786,776 533 626 3,656 180 4,995
Collateral held against Financial Assets at amortized in stage 3 [text block table]	Collateral held against financial assets at amortized cost in Stage 3 Dec 31, 2023 Dec 31, 2022 in € m. Gross CarryingAmount Collateral Guarantees Gross CarryingAmount Collateral Guarantees Financial Assets at Amortized Cost (Stage 3)¹ 12,799 4,451 1,435 11,379 3,431 1,439 1 Stage 3 consists here only of non-POCI assets
Modified assets at amortized cost [text block table]	Modified Assets at Amortized Cost Dec 31, 2023 Dec 31, 2022 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost carrying amount prior to modification 0 1,072 220 0 1,292 0 0 47 0 47 Net modification gain/losses recognized 0 5 (40) 0 (35) 0 (0) (6) 0 (6)
Off-balance sheet development of nominal [text block table]	Development of nominal amount in the current reporting period Dec 31, 2023 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 296,062 18,478 2,625 8 317,173 Movements including new business 4,062 2,510 (235) 0 6,337 Transfers due to changes in creditworthiness (3,040) 3,094 (54) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes (4,337) (304) (54) 0 (4,696) Balance, end of reporting period 292,747 23,778 2,282 8 318,814 of which: Financial guarantees 58,405 5,991 401 0 64,798 Development of nominal amount in the previous reporting period Dec 31, 2022 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 276,157 14,498 2,582 11 293,248 Movements including new business 16,078 361 62 (3) 16,498 Transfers due to changes in creditworthiness (3,047) 3,166 (119) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 6,874 452 100 (0) 7,427 Balance, end of reporting period 296,062 18,478 2,625 8 317,173 of which: Financial guarantees 61,083 5,283 971 0 67,337
Off-balance sheet development of allowance for credit losses [text block table]	Dec 31, 2023 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 97 310 0 551 Movements including new business (39) (3) (118) 0 (160) Transfers due to changes in creditworthiness 11 (4) (7) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 1 (2) 3 0 2 Balance, end of reporting period 117 88 187 0 393 of which: Financial guarantees 84 37 113 0 233 Provision for Credit Losses excluding country risk1 (28) (7) (125) 0 (160) 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023 Development of allowance for credit losses in the previous reporting period Dec 31, 2022 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 21 (1) 78 0 99 Transfers due to changes in creditworthiness 12 (15) 3 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 4 3 3 0 9 Balance, end of reporting period 144 97 310 0 551 of which: Financial guarantees 95 56 226 0 378 Provision for Credit Losses excluding country risk1 33 (16) 82 0 99 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
Forborne financial assets at amortized cost [text block table]	Forborne financial assets at amortized cost Dec 31, 2023 Dec 31, 2022 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 426 2,356 0 7 812 3,600 729 1,563 0 21 1,066 3,379 Non-German 639 4,399 0 194 3,632 8,864 1,254 3,139 60 13 3,299 7,764 Total 1,065 6,755 0 201 4,444 12,464 1,983 4,702 60 34 4,365 11,143
Collateral obtained during the reporting periods IFRS 9 [text block table]	Collateral Obtained during the reporting period in € m. 2023 2022 Commercial real estate 0 2 Residential real estate1 3 1 Other 11 0 Total collateral obtained during the reporting period 14 4 1 Carrying amount of foreclosed residential real estate properties amounted to € 30 million as of December 31, 2023 and € 62 million as of December 31, 2022
Development of forborne financial assets at amortized cost [text block table]	Development of forborne financial assets at amortized cost in € m. Dec 31, 2023 Dec 31, 2022 Balance beginning of period 11,143 13,741 Classified as forborne during the year 4,007 3,196 Transferred to non-forborne during the year (including repayments) (2,500) (5,899) Charge-offs (80) (142) Exchange rate and other movements (106) 248 Balance end of period 12,464 11,143